Shareholder Report, Average Annual Return (Details)	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	18 Months Ended	31 Months Ended	54 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return, Percent					6.16%			5.05%
Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg World All-Cap Equal Weight TR Index
Average Annual Return, Percent					6.16%			5.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent					12.10%	21.73%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent					12.10%		17.91%
MSCI ACWI ex USA High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA High Dividend Yield Index
Average Annual Return, Percent		13.88%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent				3.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent				3.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent	(8.41%)
Clough Hedged Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Clough Hedged Equity ETF
Average Annual Return, Percent					17.72%			7.07%
Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
Average Annual Return, Percent					4.49%			2.64%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Average Annual Return, Percent					5.42%			4.13%
Clough Select Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Clough Select Equity ETF
Average Annual Return, Percent					12.57%			10.02%
SRH REIT Covered Call ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					7.89%	12.62%
SRH U.S. Quality GARP ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					7.04%		13.91%
The Opal International Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Opal International Dividend Income ETF
Average Annual Return, Percent		12.90%
TrueShares Quarterly Bear Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares Quarterly Bear Hedge ETF
Average Annual Return, Percent				0.59%
TrueShares Quarterly Bull Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares Quarterly Bull Hedge ETF
Average Annual Return, Percent				1.16%
TrueShares Seasonality Laddered Buffered ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TrueShares Seasonality Laddered Buffered ETF
Average Annual Return, Percent	(5.93%)